Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Securitizations and Variable Interest Entities (Tables) [Abstract]
Assets and Liabilities associated with Variable Interest entities

			Transfers that
	VIEs that we	VIEs	we account
	do not	that we	for as secured
(in millions)	consolidate	consolidate	borrowings		Total

December 31, 2011

Cash	$-	321		11	332
Trading assets	3,723	293		30	4,046
Securities available for sale (1)	21,708	3,332		11,671	36,711
Mortgages held for sale	-	444		-	444
Loans	11,404	11,967		7,181	30,552
Mortgage servicing rights	12,080	-		-	12,080
Other assets	4,494	1,858		137	6,489
Total assets	53,409	18,215		19,030	90,654
Short-term borrowings	-	3,450	(3)	10,682	14,132
Accrued expenses and other liabilities	3,350	1,138	(3)	121	4,609
Long-term debt	-	4,932	(3)	6,686	11,618
Total liabilities	3,350	9,520		17,489	30,359
Noncontrolling interests	-	61		-	61
Net assets	$50,059	8,634		1,541	60,234

December 31, 2010

Cash	$-	200		398	598
Trading assets	5,351	143		32	5,526
Securities available for sale (1)	24,001	2,159		7,834	33,994
Mortgages held for sale (2)	-	634		-	634
Loans	12,401	16,708		1,613	30,722
Mortgage servicing rights	13,261	-		-	13,261
Other assets (2)	3,783	2,071		90	5,944
Total assets	58,797	21,915		9,967	90,679
Short-term borrowings	-	3,636	(3)	7,773	11,409
Accrued expenses and other liabilities (2)	3,514	743	(3)	14	4,271
Long-term debt	-	8,377	(3)	1,700	10,077
Total liabilities	3,514	12,756		9,487	25,757
Noncontrolling interests (2)	-	94		-	94
Net assets	$55,283	9,065		480	64,828

  Excludes certain debt securities related to loans serviced for the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and GNMA.
  “VIEs that we consolidate” has been revised to correct previously reported amounts.
  Includes the following VIE liabilities at December 31, 2011, and December 31, 2010, respectively, with recourse to the general credit of Wells Fargo: Short-term borrowings, $3.4 billion and $3.6 billion; Accrued expenses and other liabilities, $963 million and $645 million; and Long-term debt, $30 million and $53 million.

Transactions with Variable Interest Entity

					Other
	Total	Debt and			commitments
	VIE	equity	Servicing		and	Net
(in millions)	assets	interests (1)	assets	Derivatives	guarantees	assets
December 31, 2011
		Carrying value - asset (liability)
Residential mortgage loan
securitizations:
Conforming	$1,135,629	4,682	11,070	-	(975)	14,777
Other/nonconforming	61,461	2,460	353	1	(48)	2,766
Commercial mortgage loan securitizations	179,007	7,063	623	349	-	8,035
Collateralized debt obligations:
Debt securities	11,240	1,107	-	193	-	1,300
Loans (2)	9,757	9,511	-	-	-	9,511
Asset-based finance structures	9,606	6,942	-	(130)	-	6,812
Tax credit structures	19,257	4,119	-	-	(1,439)	2,680
Collateralized loan obligations	12,191	2,019	-	40	-	2,059
Investment funds	6,318	-	-	-	-	-
Other (3)	18,717	1,896	34	190	(1)	2,119
Total	$1,463,183	39,799	12,080	643	(2,463)	50,059

		Maximum exposure to loss
Residential mortgage loan
securitizations:
Conforming		$4,682	11,070	-	3,657	19,409
Other/nonconforming		2,460	353	1	295	3,109
Commercial mortgage loan securitizations		7,063	623	538	-	8,224
Collateralized debt obligations:
Debt securities		1,107	-	874	-	1,981
Loans (2)		9,511	-	-	-	9,511
Asset-based finance structures		6,942	-	130	1,504	8,576
Tax credit structures		4,119	-	-	-	4,119
Collateralized loan obligations		2,019	-	41	523	2,583
Investment funds		-	-	-	41	41
Other (3)		1,896	34	903	150	2,983
Total		$39,799	12,080	2,487	6,170	60,536

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					Other
	Total	Debt and			commitments
	VIE	equity	Servicing		and	Net
(in millions)	assets	interests (1)	assets	Derivatives	guarantees	assets
December 31, 2010
		Carrying value - asset (liability)
Residential mortgage loan securitizations:
Conforming	$1,068,737	5,527	12,115	-	(928)	16,714
Other/nonconforming	76,304	2,997	495	6	(107)	3,391
Commercial mortgage loan securitizations	190,377	5,506	608	261	-	6,375
Collateralized debt obligations:
Debt securities	20,046	1,436	-	844	-	2,280
Loans (2)	9,970	9,689	-	-	-	9,689
Asset-based finance structures	12,055	6,556	-	(118)	-	6,438
Tax credit structures	20,981	3,614	-	-	(1,129)	2,485
Collateralized loan obligations	13,196	2,804	-	56	-	2,860
Investment funds	10,522	1,416	-	-	-	1,416
Other (3)	20,031	3,221	43	377	(6)	3,635
Total	$1,442,219	42,766	13,261	1,426	(2,170)	55,283

		Maximum exposure to loss
Residential mortgage loan securitizations:
Conforming		$5,527	12,115	-	4,248	21,890
Other/nonconforming		2,997	495	6	233	3,731
Commercial mortgage loan securitizations		5,506	608	488	-	6,602
Collateralized debt obligations:
Debt securities		1,436	-	2,850	7	4,293
Loans (2)		9,689	-	-	-	9,689
Asset-based finance structures		6,556	-	118	2,175	8,849
Tax credit structures		3,614	-	-	1	3,615
Collateralized loan obligations		2,804	-	56	519	3,379
Investment funds		1,416	-	-	87	1,503
Other (3)		3,221	43	916	162	4,342
Total		$42,766	13,261	4,434	7,432	67,893

  Includes total equity interests of $460 million and $316 million at December 31, 2011, and December 31, 2010, respectively. Also includes debt interests in the form of both loans and securities. Excludes certain debt securities held related to loans serviced for FNMA, FHLMC and GNMA.
  Represents senior loans to trusts that are collateralized by asset-backed securities. The trusts invest primarily in senior tranches from a diversified pool of primarily U.S. asset securitizations, of which all are current, and over 88% were rated as investment grade by the primary rating agencies at December 31, 2011. These senior loans were acquired in the Wachovia business combination and are accounted for at amortized cost as initially determined under purchase accounting and are subject to the Company's allowance and credit charge-off policies.
  Includes structured financing, student loan securitizations, auto loan and lease securitizations and credit-linked note structures. Also contains investments in auction rate securities (ARS) issued by VIEs that we do not sponsor and, accordingly, are unable to obtain the total assets of the entity.

Cash flows with securitization trusts

	Year ended December 31,
	2011		2010		2009
		Other		Other		Other
	Mortgage	financial	Mortgage	financial	Mortgage	financial
(in millions)	loans	assets	loans	assets	loans	assets
Sales proceeds from securitizations (1)	$337,357	-	374,488	-	394,632	-
Servicing fees	4,401	11	4,316	34	4,283	42
Other interests held	1,779	263	1,786	442	3,757	310
Purchases of delinquent assets	9	-	25	-	45	-
Net servicing advances	29	-	49	-	257	-

  Represents cash flow data for all loans securitized in the period presented.

Key Assumptions To Measure Mortgage Servicing Assets At Date Of Securitization

	Mortgage servicing rights
	2011	2010
Prepayment speed (annual CPR (1))	12.8%	13.5
Life (in years)	5.9	5.4
Discount rate	7.7%	8.0

Constant prepayment rate.
Key Assumptions To Measure Mortgage Servicing Rights And Other Interests Held At Balance Sheet Date

		Other interests held
	Mortgage	Interest-
	servicing	only	Subordinated	Senior
(in millions)	rights	strips	bonds	bonds
Fair value of interests held at December 31, 2011	$14,359	230	45	321
Expected weighted-average life (in years)	5.0	4.6	6.1	5.6

Prepayment speed assumption (annual CPR)	13.7%	10.7	6.9	13.9
Decrease in fair value from:
10% adverse change	$913	6	-	2
25% adverse change	2,151	15	1	4

Discount rate assumption	6.9%	15.6	11.9	7.1
Decrease in fair value from:
100 basis point increase	$613	6	2	12
200 basis point increase	1,171	12	4	24

Credit loss assumption			0.5%	4.5
Decrease in fair value from:
10% higher losses			$-	1
25% higher losses			-	2

Fair value of interests held at December 31, 2010	$16,279	226	47	441
Expected weighted-average life (in years)	5.2	5.2	8.3	4.5

Prepayment speed assumption (annual CPR)	12.6%	11.4	4.8	18.1
Decrease in fair value from:
10% adverse change	$844	7	-	2
25% adverse change	1,992	16	-	6

Discount rate assumption	8.1%	17.8	10.2	6.8
Decrease in fair value from:
100 basis point increase	$777	6	3	14
200 basis point increase	1,487	13	6	27

Credit loss assumption			0.7%	3.7
Decrease in fair value from:
10% higher losses			$-	1
25% higher losses			-	3

Principal Balances - Off-Balance Sheet Securitized Loans

							Net charge-offs
	Total loans			Delinquent loans			Year ended
	December 31,			December 31,			December 31,
(in millions)	2011	2010		2011	2010		2011	2010
Commercial:
Commercial and industrial	$-	1		-	-		-	-
Real estate mortgage	137,121	144,655	(1)	11,142	9,174	(1)	569	738	(1)
Total commercial	137,121	144,656		11,142	9,174		569	738
Consumer:
Real estate 1-4 family first mortgage	1,171,666	1,090,755		24,235	25,067	(2)	1,506	1,408
Real estate 1-4 family junior lien mortgage	2	1		-	-		16	-
Other revolving credit and installment	2,271	2,454		131	102		-	-
Total consumer	1,173,939	1,093,210		24,366	25,169		1,522	1,408
Total off-balance sheet securitized loans	$1,311,060	1,237,866		35,508	34,343		2,091	2,146

  Balances have been revised to correct previously reported amounts.
  Balances have been revised to conform with current period presentation of including loans sold to FNMA, GNMA, and FHLMC.

Transactions With Consolidated Variable Interest Entities

		Carrying value
	Total		Third
	VIE	Consolidated	party	Noncontrolling	Net
(in millions)	assets	assets	liabilities	interests	assets
December 31, 2011

Secured borrowings:
Municipal tender option bond securitizations	$14,168	11,748	(10,689)	-	1,059
Auto loan securitizations	-	-	-	-	-
Commercial real estate loans	1,168	1,168	(1,041)	-	127
Residential mortgage securitizations (1)	5,705	6,114	(5,759)	-	355
Total secured borrowings	21,041	19,030	(17,489)	-	1,541
Consolidated VIEs:
Nonconforming residential
mortgage loan securitizations	11,375	10,244	(4,514)	-	5,730
Multi-seller commercial paper conduit	2,860	2,860	(2,935)	-	(75)
Auto loan securitizations	163	163	(143)	-	20
Structured asset finance	124	124	(16)	-	108
Investment funds	2,012	2,012	(22)	-	1,990
Other	3,432	2,812	(1,890)	(61)	861
Total consolidated VIEs	19,966	18,215	(9,520)	(61)	8,634
Total secured borrowings and consolidated VIEs	$41,007	37,245	(27,009)	(61)	10,175
December 31, 2010

Secured borrowings:
Municipal tender option bond securitizations	$10,687	7,874	(7,779)	-	95
Auto loan securitizations	154	154	-	-	154
Commercial real estate loans	1,321	1,321	(1,272)	-	49
Residential mortgage securitizations	700	618	(436)	-	182
Total secured borrowings	12,862	9,967	(9,487)	-	480
Consolidated VIEs:
Nonconforming residential
mortgage loan securitizations	14,518	13,529	(6,723)	-	6,806
Multi-seller commercial paper conduit	3,197	3,197	(3,279)	-	(82)
Auto loan securitizations	1,010	1,010	(955)	-	55
Structured asset finance	146	146	(21)	(11)	114
Investment funds	1,197	1,197	(54)	(14)	1,129
Other (2)	2,938	2,836	(1,724)	(69)	1,043
Total consolidated VIEs	23,006	21,915	(12,756)	(94)	9,065
Total secured borrowings and consolidated VIEs	$35,868	31,882	(22,243)	(94)	9,545

  Includes $5.6 billion of reverse mortgage loans that were previously accounted for as a sale to a GNMA securitization program.
  Revised to correct previously reported amounts.